Income taxes	12 Months Ended
Mar. 31, 2013
Income taxes

18. Income taxes

The following table presents the components of Income tax expense for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	(in millions of yen)
Current:
Domestic	6,951	22,103	37,101
Foreign	11,412	32,714	10,754

Total current tax expense	18,363	54,817	47,855

Deferred:
Domestic	174,667	(36,777)	(40,021)
Foreign	197	(4,162)	(3,810)

Total deferred tax expense	174,864	(40,939)	(43,831)

Total income tax expense	193,227	13,878	4,024

The preceding table does not reflect the tax effects of items recorded directly in Shareholders’ equity for the fiscal years ended March 31, 2011, 2012 and 2013. The detailed amounts recorded directly in Shareholders’ equity are as follows:

	2011	2012	2013
	(in millions of yen)
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(131,416)	29,925	235,274
Less: reclassification adjustments	(32,473)	18,249	(33,988)

Total	(163,889)	48,174	201,286

Pension liability adjustments:
Unrealized gains (losses)	(42,090)	2,367	34,171
Less: reclassification adjustments	6,206	8,992	5,913

Total	(35,884)	11,359	40,084

Total tax effect before allocation to noncontrolling interests	(199,773)	59,533	241,370

Since the MHFG Group does not have the intention to divest its foreign subsidiaries in the foreseeable future, deferred taxes are not provided on the temporary differences related to foreign currency translation adjustments.

The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to actual income tax expense for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	(in millions of yen, except tax rates)
Income before income tax expense (benefit)	611,357	662,835	885,180
Effective statutory tax rate	40.69%	40.69%	38.01%

Income tax calculated at the statutory tax rate	248,761	269,708	336,457
Income not subject to tax	(17,334)	(18,295)	(18,320)
Expenses not deductible for tax purposes	1,517	1,469	1,348
Tax rate differentials of subsidiaries	3,288	(4,142)	(10,535)
Change in valuation allowance	(135,867)	(371,271)	(1,352,597)
Change in undistributed earnings of subsidiaries	10,724	(7,118)	12,233
Change in net operating loss carryforwards resulting from intercompany capital transactions	1,484	162	227
Expiration of net operating loss carryforwards	76,903	33,576	1,026,439
Effect of enacted change in tax rates (Note)	—	107,011	—
Other	3,751	2,778	8,772

Income tax expense (benefit)	193,227	13,878	4,024

Note:	On November 30, 2011, the National Diet of Japan approved two bills affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate concerning MHFG’s tax returns for the fiscal year ended March 31, 2013 has been reduced to 38.01% from the previous rate of 40.69%. Also, the rates for the fiscal years ending March 31, 2014 to 2015 and for the fiscal years ending March 31, 2016 and thereafter will be 38.01% and 35.64%, respectively. The decrease of the Group’s balance of net deferred tax assets, reflecting such tax rate reductions, was recognized in Income tax expense in the fiscal year ended March 31, 2012.

The components of net deferred tax assets at March 31, 2012 and 2013 are as follows:

	2012	2013
	(in millions of yen)
Deferred tax assets:
Investments	1,063,804	889,305
Allowance for loan losses	333,231	337,453
Trading account assets	58,598	—
Prepaid pension cost and accrued pension liabilities	11,559	—
Undistributed earnings of subsidiaries	1,193	—
Net operating loss carryforwards	1,476,045	450,016
Other	282,998	264,661

	3,227,428	1,941,435
Valuation allowance	(1,952,899)	(584,665)

Deferred tax assets, net of valuation allowance	1,274,529	1,356,770

Deferred tax liabilities:
Available-for-sale securities	368,929	567,608
Prepaid pension cost and accrued pension liabilities	—	39,937
Derivative financial instruments	28,021	35,391
Premises and equipment	3,838	12,304
Trading account assets	—	11,101
Undistributed earnings of subsidiaries	—	11,040
Other	52,863	51,913

Deferred tax liabilities	453,651	729,294

Net deferred tax assets	820,878	627,476

Deferred tax assets and deferred tax liabilities within the same tax jurisdiction have been netted for presentation in the consolidated balance sheets.

In assessing the realizability of deferred tax assets, management considered whether it was more likely than not that some portion or all of the deferred tax assets would not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considered the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies available in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets would be deductible, management believed it was more likely than not that the MHFG Group would realize the benefits of these deductible differences, net of the existing valuation allowances at March 31, 2012 and 2013.

At March 31, 2013, the MHFG Group had net operating loss carryforwards totaling ¥1,391 billion. These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2014	16
2015	1
2016	—
2017	—
2018	868
2019 and thereafter	506

Total	1,391

Included in net operating loss carryforwards in the above table are MHFG’s carryforwards of ¥869 billion resulting mainly from intercompany capital transactions. The tax effect of these carryforwards is offset by a full valuation allowance.

The total amount of unrecognized tax benefits including ¥651 million, ¥802 million and ¥563 million interest and penalties was ¥1,829 million, ¥2,160 million and ¥1,454 million at March 31, 2011, 2012 and 2013, respectively, of which ¥1,829 million, ¥2,160 million and ¥1,454 million would, if recognized, affect the Group’s effective tax rate, respectively. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	4,193	1,829	2,160

Gross amount of increases (decreases) related to positions taken during prior years	117	362	(471)
Gross amount of increases related to positions taken during the current year	20	244	29
Amount of decreases related to settlements	(2,218)	(227)	(559)
Foreign exchange translation	(283)	(48)	295

Total unrecognized tax benefits at end of fiscal year	1,829	2,160	1,454

The MHFG Group is currently subject to ongoing tax audits in some jurisdictions. The oldest years open to tax audits in Japan, the United States and the United Kingdom are 2005, 2002 and 2002, respectively. The MHFG Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.